Finance Income (expense), net	12 Months Ended
May 31, 2020
Finance Income Expense Net [Abstract]
Finance Income (expense), net
25.	Finance Income (expense), net
  Finance income (expense), net is comprised of:

	For the year ended May 31,
	2020	2019
Interest income	$8,029	$14,350
Interest expense	(34,376)	(7,775)

	$(26,347)	$6,575